SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets, Net (Details)	Dec. 31, 2023
Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years